UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue
New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Seth L. Pearlstein

(copy to)
Davis Polk & Wardwell
450 Lexington Avenue
New York, New York 10017
Attention: Nora M. Jordan

Registrant’s telephone number, including area code:  (212) 750-8585

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2009

Item 1.  Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
March 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - 97.4%

Aerospace/Defense Equipment - 4.3%
United Technologies Corporation	25,100	$1,078,798

Business Services - 4.2%
MSCI, Inc. (a)	61,900	1,046,729

Commercial Services - 11.6%
MasterCard, Inc.	12,800	2,143,744
Visa, Inc., Class A	14,100	783,960
		2,927,704
Consumer Products - 5.8%
Procter & Gamble Company	30,900	1,455,081

Data Processing/Management - 9.5%
Automatic Data Processing, Inc.	34,000	1,195,440
Paychex, Inc.	46,700	1,198,789
		2,394,229
Distribution/Wholesale - 5.9%
Fastenal Company	46,100	1,482,346

Drugs & Health Care - 7.5%
Becton, Dickinson & Company	27,900	1,875,996

Finance & Banking - 4.7%
Charles Schwab Corporation	77,000	1,193,500

Food & Beverages - 7.8%
Kellogg Company	6,000	219,780
PepsiCo, Inc.	33,900	1,745,172
		1,964,952
Industrial Gases - 4.7%
Praxair, Inc.	17,600	1,184,304

Internet - 2.5%
Google, Inc., Class A (a)	1,800	626,508

1

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - (Continued)

Multimedia - 5.2%
The McGraw-Hill Companies, Inc.	49,400	$1,129,778
The Walt Disney Company	10,000	181,600
		1,311,378
Restaurants - 4.1%
Chipotle Mexican Grill Inc., Class B(a)	17,900	1,025,849

Retail - 14.0%
Polo Ralph Lauren Corporation	27,300	1,153,425
Staples, Inc.	64,300	1,164,473
Target Corporation	35,300	1,213,967
		3,531,865
Wireless Communications - 5.6%
Qualcomm Inc.	36,100	1,404,651

TOTAL COMMON STOCKS - (Cost $31,448,340)		24,503,890

SHORT TERM INVESTMENTS - 1.4%

Repurchase Agreement - 1.4%
	Principal Amount
Agreement with State Street Corporation, 0.01%, dated 03/31/2009, to be repurchased at $343,000 on 04/01/2009, collateralized by $355,000 U.S. Treasury Bond, 0.20% maturing 08/27/2009 (value $354,574)	343,000	343,000

TOTAL SHORT TERM INVESTMENTS - (Cost $343,000)		343,000

Total Investments - (Cost $31,791,340) - 98.8%		24,846,890
Other Assets Less Liabilities - 1.2%		298,881
Net Assets - 100.0%		$25,145,771

(a) No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $191,301 and $7,135,751 respectively, resulting in net unrealized depreciation of $6,944,450.

2

W.P. Stewart & Co. Growth Fund, Inc.
Notes to Schedule of Investments
March 31, 2009 (Unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$24,503,890
Level 2 - Other Significant Observable Inputs	343,000
Level 3 - Significant Unobservable Inputs	-
Total	$24,846,890

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s most recent annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer, whose certifications are included herewith, have concluded based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such disclosure controls and procedures are adequate, effective, and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ Rocco Macri
Rocco Macri,
Director and President of
W.P. Stewart & Co. Growth Fund, Inc.

Date:  May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Rocco Macri
Rocco Macri,
Director and President of
W.P. Stewart & Co. Growth Fund, Inc.

Date:  May 26, 2009

By:	/s/ Susan G. Leber
Susan G. Leber,
Director, Treasurer and Principal Financial Officer of
W.P. Stewart & Co. Growth Fund, Inc.

Date:  May 26, 2009